PLANT, PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
PLANT, PROPERTY AND EQUIPMENT
PLANT, PROPERTY AND EQUIPMENT

	2015			2014
at December 31	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
(millions of Canadian $)

Natural Gas Pipelines
Canadian Mainline
Pipeline	9,164	5,966	3,198	9,045	5,712	3,333
Compression	3,433	2,220	1,213	3,423	2,100	1,323
Metering and other	499	192	307	458	180	278
	13,096	8,378	4,718	12,926	7,992	4,934
Under construction	257	—	257	135	—	135
	13,353	8,378	4,975	13,061	7,992	5,069
NGTL System
Pipeline	8,456	3,820	4,636	8,185	3,619	4,566
Compression	2,188	1,404	784	2,055	1,318	737
Metering and other	1,096	489	607	1,032	446	586
	11,740	5,713	6,027	11,272	5,383	5,889
Under construction	969	—	969	413	—	413
	12,709	5,713	6,996	11,685	5,383	6,302
ANR[1]
Pipeline	1,449	350	1,099	1,217	227	990
Compression	1,101	187	914	780	140	640
Metering and other	977	252	725	737	231	506
	3,527	789	2,738	2,734	598	2,136
Under construction	304	—	304	127	—	127
	3,831	789	3,042	2,861	598	2,263
Mexico
Pipeline	1,296	162	1,134	1,053	104	949
Compression	183	14	169	151	6	145
Metering and other	388	27	361	314	20	294
	1,867	203	1,664	1,518	130	1,388
Under construction	1,959	—	1,959	1,098	—	1,098
	3,826	203	3,623	2,616	130	2,486
Other Natural Gas Pipelines
GTN	2,278	765	1,513	1,842	588	1,254
Great Lakes	2,157	1,155	1,002	1,807	939	868
Foothills	1,606	1,162	444	1,671	1,180	491
Other[2]	2,223	572	1,651	1,800	363	1,437
	8,264	3,654	4,610	7,120	3,070	4,050
Under construction	71	—	71	34	—	34
	8,335	3,654	4,681	7,154	3,070	4,084
	42,054	18,737	23,317	37,377	17,173	20,204

Liquids Pipelines
Keystone
Pipeline	9,288	718	8,570	7,931	463	7,468
Pumping equipment	1,092	108	984	964	80	884
Tanks and other	3,034	228	2,806	2,282	144	2,138
	13,414	1,054	12,360	11,177	687	10,490
Under construction	1,826	—	1,826	4,438	—	4,438
	15,240	1,054	14,186	15,615	687	14,928
Energy
Natural Gas – Ravenswood	2,607	654	1,953	2,140	476	1,664
Natural Gas – Other[3,4]	3,361	1,164	2,197	3,214	971	2,243
Hydro, Wind and Solar[5]	2,417	476	1,941	2,194	359	1,835
Natural Gas Storage and Other	740	132	608	717	118	599
	9,125	2,426	6,699	8,265	1,924	6,341
Under construction	430	—	430	149	—	149
	9,555	2,426	7,129	8,414	1,924	6,490
Corporate	267	82	185	232	80	152
	67,116	22,299	44,817	61,638	19,864	41,774

[1]	TCO is excluded from the ANR net book value at December 31, 2015 as it has been classified as an asset held for sale. Refer to Note 6 for further information.

[2]	Includes Bison, Portland Natural Gas Transmission System (PNGTS), North Baja, Tuscarora and Ventures LP.

[3]
Includes facilities with long-term PPAs that are accounted for as operating leases. The cost and accumulated depreciation of these facilities were $813 million and $142 million, respectively, at December 31, 2015 (2014 – $695 million and $103 million, respectively). Revenues of $93 million were recognized in 2015 (2014 – $81 million; 2013 – $78 million) through the sale of electricity under the related PPAs.

[4]	Includes Halton Hills, Coolidge, Bécancour, Ocean State Power, Mackay River and other natural gas-fired facilities.

[5]	Includes the acquisitions of four solar power facilities in 2014.
Keystone XL Impairment
At December 31, 2015, the Company evaluated its investment in Keystone XL and related projects, including the Keystone Hardisty Terminal (KHT), for impairment in connection with the November 6, 2015 denial of the U.S. Presidential permit. As a result of the analysis, the Company recognized a non-cash impairment charge of $3,686 million ($2,891 million after-tax) based on the excess of the carrying value over the estimated fair value of $621 million of these assets. The impairment charge includes $77 million ($56 million after-tax) for certain cancellation fees that will be incurred in the future if the project is ultimately abandoned.

at December 31, 2015	Estimated	Impairment charge
(millions of Canadian $)	Fair Value	Pre-tax	After-tax

Plant and equipment	463	1,460	1,391
Terminals, including KHT	158	274	219
Intangible assets	—	1,150	737
Capitalized interest	—	725	488
Future cancellation costs	—	77	56
	621	3,686	2,891

The estimated fair value of $463 million related to plant and equipment was based on the price that would be received on sale of the plant and equipment in its current condition. An independent third party valuation was utilized in the assessment of the fair value of these assets. Key assumptions used in the determination of selling price included an estimated two year disposal period and the current weak energy market conditions. The valuation considered a variety of potential selling prices that were based on the various markets that could be used in order to dispose of these assets.
The estimated $158 million fair value of the terminal assets, including KHT, was determined using a discounted cash flow approach as a measure of fair value. The expected cash flows were discounted using a risk-adjusted discount rate to determine the fair value.
The valuation techniques above required the use of unobservable inputs. As a result, the fair value is classified within Level 3 of the fair value hierarchy. Refer to Note 23 for further information on the fair value hierarchy.
Energy Turbine Impairment
Following the evaluation of specific capital project opportunities in 2015, it was determined that the carrying value of certain Energy turbine equipment was not fully recoverable. These turbines had been previously purchased for a power development project that did not proceed. As a result, at December 31, 2015, the Company recognized a non-cash impairment charge of $59 million ($43 million after-tax). This impairment charge was based on the excess of the carrying value over the fair value of the turbines, which was determined based on a comparison to similar assets available for sale in the market.